Schedule of Investments(a)
September 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–42.37%
Advertising–0.24%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$152,000	$152,000
4.20%, 04/15/2024	41,000	44,291
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	86,000	93,354
		289,645
Aerospace & Defense–0.27%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	66,000	72,059
Boeing Co. (The), 2.20%, 02/04/2026	165,000	166,253
L3Harris Technologies, Inc., 3.85%, 06/15/2023	85,000	89,581
		327,893
Agricultural & Farm Machinery–0.22%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	262,000	265,667
Airlines–0.58%
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	80,000	80,711
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	129,118	138,194
4.75%, 10/20/2028(b)	257,692	287,486
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	179,930	201,716
		708,107
Apparel Retail–0.08%
Ross Stores, Inc., 3.38%, 09/15/2024	94,000	99,795
Application Software–0.33%
salesforce.com, inc.,
2.90%, 07/15/2051	248,000	247,815
3.05%, 07/15/2061	150,000	152,072
		399,887
Asset Management & Custody Banks–0.53%
Ares Capital Corp., 2.88%, 06/15/2028	170,000	172,336
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	79,000	85,874
CI Financial Corp. (Canada), 3.20%, 12/17/2030	129,000	134,016
Hercules Capital, Inc., 2.63%, 09/16/2026	161,000	161,038
Owl Rock Capital Corp., 2.63%, 01/15/2027	93,000	93,227
		646,491
Automobile Manufacturers–1.06%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	325,266
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	$131,000	$131,464
4.15%, 06/19/2023	83,000	87,745
Hyundai Capital America,
5.75%, 04/06/2023(b)	105,000	112,624
4.13%, 06/08/2023(b)	84,000	88,623
2.00%, 06/15/2028(b)	173,000	170,067
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	182,000	180,219
Stellantis Finance US, Inc., 2.69%, 09/15/2031(b)	200,000	198,184
		1,294,192
Automotive Retail–0.20%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	244,000	243,141
Biotechnology–0.11%
AbbVie, Inc., 3.85%, 06/15/2024	128,000	137,709
Brewers–0.07%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	50,000	81,944
Building Products–0.13%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	72,000	70,188
Masco Corp., 1.50%, 02/15/2028	90,000	87,636
		157,824
Cable & Satellite–1.09%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.78% (3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	156,000	160,470
3.50%, 06/01/2041	112,000	110,139
3.50%, 03/01/2042	197,000	192,954
3.90%, 06/01/2052	147,000	146,691
3.85%, 04/01/2061	145,000	138,599
4.40%, 12/01/2061	70,000	72,954
Comcast Corp., 2.65%, 08/15/2062	98,000	87,002
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	115,000	116,484
3.60%, 06/15/2051(b)(d)	293,000	307,858
		1,333,151
Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	102,000	123,419
Leidos, Inc., 2.30%, 02/15/2031	117,000	114,461
		237,880
Consumer Finance–0.06%
Synchrony Financial, 4.25%, 08/15/2024	67,000	72,426

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Distillers & Vintners–0.26%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	$307,000	$316,197
Diversified Banks–8.43%
Banco Santander S.A. (Spain), 1.72%, 09/14/2027(e)	200,000	199,178
Bank of America Corp.,
3.82%, 01/20/2028(e)	54,000	59,628
4.27%, 07/23/2029(e)	73,000	82,830
2.59%, 04/29/2031(e)	66,000	67,400
2.69%, 04/22/2032(e)	256,000	260,825
2.30%, 07/21/2032(e)	121,000	119,355
2.48%, 09/21/2036(e)	203,000	199,078
7.75%, 05/14/2038	232,000	363,321
2.97%, 07/21/2052(e)	198,000	194,185
BBVA USA, 2.50%, 08/27/2024	255,000	267,532
BNP Paribas S.A. (France), 2.16%, 09/15/2029(b)(e)	206,000	204,208
BPCE S.A. (France), 4.50%, 03/15/2025(b)	185,000	203,310
Citigroup, Inc.,
3.11%, 04/08/2026(e)	88,000	93,464
4.08%, 04/23/2029(e)	74,000	82,986
4.41%, 03/31/2031(e)	74,000	85,484
2.56%, 05/01/2032(e)	165,000	166,743
3.88%(e)(f)	376,000	384,930
Series V, 4.70%(e)(f)	165,000	169,022
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	199,512
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	338,587
7.88%(b)(e)(f)	200,000	223,296
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)	200,000	198,534
Discover Bank, 4.65%, 09/13/2028	116,000	134,534
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(e)	103,000	108,495
2.80%, 05/24/2032(e)	206,000	208,922
4.60%(e)(f)	225,000	225,495
6.25%(e)(f)	243,000	253,631
ING Groep N.V. (Netherlands),
1.06% (SOFR + 1.01%), 04/01/2027(c)	368,000	372,035
3.88%(e)(f)	304,000	295,610
6.88%(b)(e)(f)	200,000	205,603
Series NC10, 4.25%(e)(f)	468,000	455,083
JPMorgan Chase & Co.,
3.80%, 07/23/2024(e)	109,000	115,263
2.08%, 04/22/2026(e)	116,000	119,357
3.78%, 02/01/2028(e)	97,000	106,950
3.54%, 05/01/2028(e)	75,000	81,969
2.58%, 04/22/2032(e)	160,000	162,338
3.11%, 04/22/2041(e)	72,000	74,528
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	200,000	197,281
2.17%, 05/22/2032(e)	296,000	290,849
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(e)	153,000	164,705
Nordea Bank Abp (Finland), 3.75%(b)(e)(f)	210,000	207,112
Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	$72,000	$76,605
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(e)	200,000	199,076
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	201,688
2.14%, 09/23/2030	176,000	170,227
2.22%, 09/17/2031	200,000	196,962
2.93%, 09/17/2041	173,000	168,691
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	461,000	460,431
Truist Bank, 2.64%, 09/17/2029(d)(e)	390,000	407,825
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	65,000	70,220
1.38%, 07/22/2030	64,000	61,056
Wells Fargo & Co.,
3.58%, 05/22/2028(e)	74,000	81,071
4.75%, 12/07/2046	51,000	63,945
Series BB, 3.90%(e)(f)	157,000	162,004
		10,262,969
Diversified Capital Markets–1.01%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	203,797
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	147,000	165,213
4.19%, 04/01/2031(b)(e)	250,000	280,160
5.10%(b)(e)(f)	201,000	206,286
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	170,598
4.38%(b)(e)(f)	200,000	202,540
		1,228,594
Diversified Chemicals–0.11%
Dow Chemical Co. (The), 3.63%, 05/15/2026	60,000	65,797
Eastman Chemical Co., 3.50%, 12/01/2021	74,000	74,375
		140,172
Diversified REITs–0.17%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	43,000	48,336
4.05%, 07/01/2030	66,000	73,741
2.50%, 08/16/2031	82,000	80,887
		202,964
Drug Retail–0.28%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	339,000	339,468
Electric Utilities–0.90%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	180,645
Duke Energy Corp., 3.25%, 01/15/2082(e)	126,000	125,489
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	234,113
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	200,000	195,072
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc., 0.59% (SOFR + 0.54%), 03/01/2023(c)	$118,000	$118,538
PacifiCorp, 2.90%, 06/15/2052	147,000	143,272
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(e)	93,000	94,981
		1,092,110
Electronic Equipment & Instruments–0.18%
Vontier Corp.,
2.40%, 04/01/2028(b)	121,000	119,489
2.95%, 04/01/2031(b)	102,000	101,548
		221,037
Electronic Manufacturing Services–0.07%
Jabil, Inc., 3.00%, 01/15/2031	86,000	88,305
Financial Exchanges & Data–0.32%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	65,000	62,939
Moody’s Corp.,
2.00%, 08/19/2031	133,000	130,303
2.75%, 08/19/2041	156,000	151,727
MSCI, Inc., 3.25%, 08/15/2033(b)	47,000	47,597
		392,566
Food Retail–0.27%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	155,000	159,562
3.63%, 05/13/2051(b)	167,000	172,900
		332,462
Health Care Distributors–0.10%
McKesson Corp., 1.30%, 08/15/2026	121,000	120,079
Health Care REITs–0.24%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	66,000	71,591
2.00%, 03/15/2031	65,000	62,370
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	162,000	160,693
		294,654
Health Care Services–0.67%
Cigna Corp., 4.13%, 11/15/2025	66,000	73,369
CVS Health Corp., 1.30%, 08/21/2027	88,000	86,684
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	100,000	101,747
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	150,816
Piedmont Healthcare, Inc.,
Series 2042, 2.04%, 01/01/2032	70,000	68,752
2.72%, 01/01/2042	68,000	66,693
2.86%, 01/01/2052	77,000	74,981
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	205,000	195,866
		818,908
Principal Amount		Value
Home Improvement Retail–0.11%
Lowe’s Cos., Inc., 2.63%, 04/01/2031	$127,000	$130,272
Homebuilding–0.27%
D.R. Horton, Inc., 4.75%, 02/15/2023	77,000	80,535
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	255,000	244,683
		325,218
Hotels, Resorts & Cruise Lines–0.79%
Expedia Group, Inc.,
4.63%, 08/01/2027	60,000	68,059
3.25%, 02/15/2030	597,000	617,820
2.95%, 03/15/2031	272,000	275,093
		960,972
Independent Power Producers & Energy Traders–0.25%
AES Corp. (The),
1.38%, 01/15/2026	65,000	64,190
2.45%, 01/15/2031	71,000	70,117
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	172,306
		306,613
Industrial Conglomerates–0.15%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	163,000	176,759
Industrial Machinery–0.05%
Flowserve Corp., 2.80%, 01/15/2032	61,000	60,432
Industrial REITs–0.08%
Lexington Realty Trust, 2.38%, 10/01/2031	103,000	99,993
Insurance Brokers–0.14%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	93,000	99,751
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	68,000	69,296
		169,047
Integrated Oil & Gas–0.37%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	206,000	208,231
2.94%, 06/04/2051	27,000	25,574
3.00%, 03/17/2052	106,000	101,492
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	33,000	32,408
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	76,000	77,950
		445,655
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–2.49%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(c)	$156,000	$156,296
4.30%, 02/15/2030	65,000	74,630
2.55%, 12/01/2033	347,000	341,698
3.10%, 02/01/2043	93,000	89,326
3.50%, 09/15/2053	158,000	156,686
3.50%, 02/01/2061	60,000	57,548
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(b)	203,000	202,472
2.63%, 05/05/2031(b)	275,000	279,227
2.50%, 01/08/2032(b)	250,000	249,070
Verizon Communications, Inc.,
1.75%, 01/20/2031	65,000	61,828
2.55%, 03/21/2031	70,000	70,907
2.36%, 03/15/2032(b)	598,000	591,743
2.65%, 11/20/2040	60,000	56,452
3.40%, 03/22/2041	75,000	78,398
2.85%, 09/03/2041	221,000	216,043
4.52%, 09/15/2048	49,000	60,194
2.88%, 11/20/2050	70,000	65,350
3.55%, 03/22/2051	40,000	42,238
3.00%, 11/20/2060	80,000	74,027
3.70%, 03/22/2061	98,000	103,707
		3,027,840
Interactive Home Entertainment–0.12%
Electronic Arts, Inc., 1.85%, 02/15/2031	149,000	144,205
Internet & Direct Marketing Retail–0.54%
Amazon.com, Inc.,
2.10%, 05/12/2031	234,000	237,188
2.88%, 05/12/2041	178,000	183,837
3.10%, 05/12/2051	221,000	231,481
		652,506
Internet Services & Infrastructure–0.08%
VeriSign, Inc., 2.70%, 06/15/2031	97,000	98,706
Investment Banking & Brokerage–2.70%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	159,000	156,641
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(c)	270,000	270,649
3.50%, 04/01/2025	79,000	84,960
3.50%, 11/16/2026	46,000	49,731
0.84% (SOFR + 0.79%), 12/09/2026(c)	516,000	518,002
1.09%, 12/09/2026(e)	95,000	93,652
0.86% (SOFR + 0.81%), 03/09/2027(c)	483,000	483,851
1.99%, 01/27/2032(e)	102,000	98,432
2.62%, 04/22/2032(e)	64,000	64,816
2.38%, 07/21/2032(e)	121,000	119,879
3.21%, 04/22/2042(e)	66,000	68,291
2.91%, 07/21/2042(e)	96,000	94,779
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.00%, 11/24/2025	$85,000	$97,217
2.19%, 04/28/2026(e)	59,000	60,940
3.62%, 04/01/2031(e)	74,000	81,602
2.24%, 07/21/2032(e)	199,000	195,699
2.48%, 09/16/2036(e)	491,000	480,815
2.80%, 01/25/2052(e)	63,000	60,663
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	207,000	206,418
		3,287,037
IT Consulting & Other Services–0.16%
DXC Technology Co., 2.38%, 09/15/2028	195,000	192,808
Life & Health Insurance–1.67%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	97,000	111,805
Athene Global Funding,
1.20%, 10/13/2023(b)	140,000	141,821
1.45%, 01/08/2026(b)	71,000	71,209
2.95%, 11/12/2026(b)	136,000	145,117
Athene Holding Ltd.,
6.15%, 04/03/2030	81,000	102,016
3.95%, 05/25/2051	29,000	32,110
F&G Global Funding, 2.00%, 09/20/2028(b)	187,000	184,255
GA Global Funding Trust, 1.95%, 09/15/2028(b)	255,000	251,486
MAG Mutual Insurance Co., 4.75%, 04/30/2041(g)	612,000	629,424
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	63,000	69,112
Pacific LifeCorp, 3.35%, 09/15/2050(b)	82,000	86,831
Prudential Financial, Inc., 5.20%, 03/15/2044(e)	107,000	114,575
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	93,000	98,079
		2,037,840
Life Sciences Tools & Services–0.05%
Illumina, Inc., 2.55%, 03/23/2031	65,000	65,675
Managed Health Care–0.28%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	160,000	162,067
3.00%, 06/01/2051	170,000	173,977
		336,044
Multi-line Insurance–0.19%
Allianz SE (Germany), 3.20%(b)(e)(f)	237,000	230,482
Multi-Utilities–0.20%
Ameren Corp., 2.50%, 09/15/2024	55,000	57,508
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	64,000	69,372
WEC Energy Group, Inc.,
1.38%, 10/15/2027	63,000	61,982
1.80%, 10/15/2030	57,000	54,646
		243,508
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Office REITs–0.44%
Office Properties Income Trust,
4.25%, 05/15/2024	$226,000	$240,108
4.50%, 02/01/2025	127,000	136,188
2.65%, 06/15/2026	32,000	32,299
2.40%, 02/01/2027	126,000	124,597
		533,192
Oil & Gas Exploration & Production–0.56%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	116,000	118,833
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	134,000	132,858
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	216,000	217,406
3.10%, 07/15/2031(b)	216,000	219,199
		688,296
Oil & Gas Storage & Transportation–0.69%
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	88,000	88,370
3.40%, 08/01/2051	89,000	89,860
Energy Transfer L.P.,
4.25%, 03/15/2023	65,000	67,775
4.00%, 10/01/2027	51,000	56,305
Kinder Morgan, Inc., 7.75%, 01/15/2032	121,000	173,755
MPLX L.P.,
1.75%, 03/01/2026	79,000	79,538
4.25%, 12/01/2027	52,000	58,475
ONEOK, Inc., 6.35%, 01/15/2031	112,000	143,539
Williams Cos., Inc. (The), 3.70%, 01/15/2023	85,000	87,812
		845,429
Other Diversified Financial Services–1.72%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	93,000	92,092
2.75%, 02/21/2028(b)	106,000	105,800
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	116,000	109,710
2.80%, 09/30/2050(b)	54,000	51,939
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	46,000	45,955
2.63%, 12/15/2026(b)	102,000	101,728
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	271,000	276,840
2.13%, 02/15/2027(b)	179,000	177,089
2.85%, 09/30/2028(b)	112,000	111,324
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	151,000	149,460
Brookfield Finance, Inc. (Canada),
2.72%, 04/15/2031	115,000	117,745
3.50%, 03/30/2051	140,000	146,490
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	200,000	199,740
2.00%, 04/06/2028(b)	203,000	203,938
3.20%, 04/06/2041(b)	200,000	206,829
		2,096,679
Packaged Foods & Meats–0.32%
Conagra Brands, Inc., 4.60%, 11/01/2025	80,000	89,946
Principal Amount		Value
Packaged Foods & Meats–(continued)
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(b)	$150,000	$148,067
2.25%, 09/24/2031(b)	155,000	151,683
		389,696
Paper Packaging–0.51%
Berry Global, Inc., 1.65%, 01/15/2027(b)	452,000	446,874
Packaging Corp. of America, 3.65%, 09/15/2024	73,000	78,470
Sealed Air Corp., 1.57%, 10/15/2026(b)	97,000	96,509
		621,853
Pharmaceuticals–0.51%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	333,130
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	131,000	140,255
Mylan, Inc., 3.13%, 01/15/2023(b)	82,000	84,729
Royalty Pharma PLC, 2.15%, 09/02/2031	66,000	63,632
		621,746
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	89,115
Property & Casualty Insurance–0.53%
CNA Financial Corp., 3.45%, 08/15/2027	65,000	71,474
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	58,000	62,330
2.45%, 03/15/2031	86,000	85,647
3.20%, 09/17/2051	67,000	64,039
First American Financial Corp., 2.40%, 08/15/2031	130,000	126,765
W.R. Berkley Corp.,
3.55%, 03/30/2052	111,000	117,961
3.15%, 09/30/2061	117,000	112,792
		641,008
Railroads–0.05%
Union Pacific Corp., 2.15%, 02/05/2027	63,000	65,419
Real Estate Development–0.08%
Essential Properties L.P., 2.95%, 07/15/2031	98,000	98,632
Regional Banks–2.46%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	254,000	281,804
2.50%, 02/06/2030	60,000	61,008
3.25%, 04/30/2030	36,000	38,586
2.64%, 09/30/2032	397,000	399,171
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	185,204
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	85,000	93,239
2.49%, 08/15/2036(b)(e)	107,000	105,489
KeyCorp, 2.25%, 04/06/2027	85,000	87,881
M&T Bank Corp., 3.50%(e)(f)	234,000	232,830
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The),
3.15%, 05/19/2027	$64,000	$70,100
Series T, 3.40%(e)(f)	364,000	364,000
Santander Holdings USA, Inc., 3.50%, 06/07/2024	68,000	72,257
SVB Financial Group,
2.10%, 05/15/2028	89,000	89,917
1.80%, 02/02/2031	128,000	122,970
4.10%(e)(f)	172,000	177,642
Series C, 4.00%(e)(f)	348,000	357,135
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	260,217
		2,999,450
Reinsurance–0.14%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	80,000	78,947
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	85,000	85,979
		164,926
Residential REITs–0.28%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	34,000	33,719
3.38%, 07/15/2051	33,000	33,548
Mid-America Apartments L.P., 2.88%, 09/15/2051	35,000	33,905
Spirit Realty L.P., 3.20%, 01/15/2027	55,000	58,699
Sun Communities Operating L.P.,
2.30%, 11/01/2028	56,000	56,139
2.70%, 07/15/2031	40,000	40,462
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	46,000	46,590
2.85%, 12/15/2032	42,000	43,669
		346,731
Retail REITs–1.05%
Agree L.P.,
2.00%, 06/15/2028	67,000	66,487
2.60%, 06/15/2033	89,000	88,148
Kimco Realty Corp.,
1.90%, 03/01/2028	99,000	99,085
2.70%, 10/01/2030	48,000	49,405
2.25%, 12/01/2031	148,000	144,735
Kite Realty Group L.P., 4.00%, 10/01/2026	150,000	161,758
National Retail Properties, Inc., 3.50%, 04/15/2051	111,000	115,790
Realty Income Corp., 3.25%, 01/15/2031	66,000	71,661
Regency Centers L.P., 2.95%, 09/15/2029	65,000	68,278
Retail Properties of America, Inc., 4.75%, 09/15/2030	57,000	62,756
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(e)	166,000	177,745
Simon Property Group L.P., 1.38%, 01/15/2027	170,000	168,305
		1,274,153
Principal Amount		Value
Semiconductors–1.34%
Broadcom, Inc.,
4.15%, 11/15/2030	$97,000	$107,535
2.45%, 02/15/2031(b)	79,000	76,565
3.42%, 04/15/2033(b)	230,000	238,279
3.47%, 04/15/2034(b)	235,000	242,208
3.14%, 11/15/2035(b)	379,000	378,449
3.19%, 11/15/2036(b)	5,000	4,993
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	206,000	211,908
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.88%, 06/18/2026(b)	73,000	80,463
QUALCOMM, Inc.,
2.15%, 05/20/2030	99,000	100,568
3.25%, 05/20/2050	97,000	104,020
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	29,000	29,402
3.00%, 06/01/2031	60,000	61,412
		1,635,802
Specialized REITs–0.77%
American Tower Corp.,
3.00%, 06/15/2023	70,000	72,906
4.00%, 06/01/2025	46,000	50,222
2.70%, 04/15/2031	203,000	207,706
2.95%, 01/15/2051	113,000	106,800
Crown Castle International Corp., 2.50%, 07/15/2031	188,000	187,993
Extra Space Storage L.P., 2.35%, 03/15/2032	166,000	162,348
Life Storage L.P., 2.40%, 10/15/2031	154,000	152,634
		940,609
Systems Software–0.07%
VMware, Inc., 2.20%, 08/15/2031	93,000	90,997
Technology Hardware, Storage & Peripherals–0.50%
Apple, Inc.,
4.38%, 05/13/2045	50,000	63,078
2.55%, 08/20/2060	287,000	262,098
2.80%, 02/08/2061	292,000	279,345
		604,521
Thrifts & Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(e)	150,000	166,826
Tobacco–0.57%
Altria Group, Inc.,
2.45%, 02/04/2032	118,000	113,151
3.70%, 02/04/2051	140,000	132,070
4.00%, 02/04/2061	140,000	134,364
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	308,000	314,083
		693,668
Trucking–0.51%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	66,000	72,169
3.40%, 11/15/2026(b)	80,000	86,939
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Trucking–(continued)
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	$205,000	$205,788
3.15%, 06/15/2031(b)	256,000	258,716
		623,612
Wireless Telecommunication Services–0.19%
T-Mobile USA, Inc., 3.40%, 10/15/2052(b)	242,000	236,501
Total U.S. Dollar Denominated Bonds & Notes (Cost $50,493,229)		51,606,710

Asset-Backed Securities–22.85%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	55,151	55,201
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	12,872	12,976
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	107,321	108,110
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	301,960
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	193,204
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	267,403
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	102,769
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	290,086
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	138,778
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	280,000	278,280
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	76,136	76,582
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	224,183	225,983
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	110,934	111,029
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.32% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(c)	481,000	482,121
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	41,263	40,492
Series 2007-C, Class 1A4, 3.05%, 05/20/2036(h)	15,051	15,233
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	26,566	25,428
Bank, Series 2019-BNK16, Class XA, IO, 1.12%, 02/15/2052(i)	1,561,198	90,128
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	268,000	279,440
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	269,000	273,768
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	269,000	275,987
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	$35,209	$36,229
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	37,491	38,333
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(i)	1,760,384	46,220
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	180,218	180,561
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(c)	250,000	250,490
Series 2021-VOLT, Class B, 1.05% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(c)	225,000	225,474
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(i)	28,519	146
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	100,000	100,396
CCG Receivables Trust,
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	60,683
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	107,550
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	102,201
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(i)	706,331	27,316
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	12,274	12,438
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.04%, 01/25/2036(h)	39,834	38,535
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(i)	369,121	6,467
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	48,239	50,045
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(i)	1,959,672	90,944
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	101,834	107,145
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3A, 2.50%, 05/25/2051(b)(h)	275,000	278,223
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	65,303
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	129,600
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(h)	$108,577	$108,742
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	96,470	97,025
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(i)	1,829,523	25,285
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	250,875
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	40,760	42,322
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	765,214
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	181,695
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	509,125
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	3,803	3,835
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	36,903	30,120
Series 2005-JA, Class A7, 5.50%, 11/25/2035	4,257	4,210
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	88,587	88,548
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	99,714	99,888
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	656,317
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	111,254	83,026
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	327,282
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	116,177
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	4,829	4,836
Series 2018-1, Class D, 3.81%, 05/15/2024	45,914	46,288
Series 2018-2, Class D, 4.14%, 08/15/2024	105,392	107,046
Series 2018-3, Class D, 4.30%, 09/16/2024	125,302	127,586
Series 2018-5, Class C, 3.99%, 01/15/2025	80,491	81,151
Series 2019-1, Class C, 3.78%, 04/15/2025	109,133	109,751
DT Auto Owner Trust, Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	2,348	2,351
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	49,595	49,983
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	71,322	71,285
Principal Amount		Value

Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	$180,857	$182,235
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	246,084
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(c)	114,405	115,117
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.74% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	68,733	30,786
Flagstar Mortgage Trust, Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	99,062	101,516
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.68% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	560,000	562,910
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(h)	90,000	92,442
Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(h)	60,000	61,781
Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(h)	95,000	97,863
Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(h)	285,000	295,116
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 1.20% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(c)	260,000	260,130
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	48,045
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	9,679	9,789
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	39,103	40,368
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	251,182
GS Mortgage-Backed Securities Trust, Series 2021-INV, Class A6, 2.50%, 12/25/2051(b)(h)	232,250	237,701
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(h)	16,261	16,938
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	113,404
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	103,888
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	104,000	104,485
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	$315,000	$324,912
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	319,747
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	41,255
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	234,628
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	111,710	112,129
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.50%, 07/25/2035(h)	24,009	24,690
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	255,423
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	212,817
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(i)	1,966,804	64,417
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.09%, 02/18/2030(i)	28,787	1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)	13,314	5,819
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(c)	155,000	155,329
Series 2021-BMR, Class B, 0.96% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(c)	240,000	240,562
Series 2021-BMR, Class C, 1.18% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(c)	110,000	110,304
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.28% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(c)	742,000	742,164
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.19% (1 mo. USD LIBOR + 0.10%), 08/25/2036(c)	38,773	17,699
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	179,899	184,476
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	170,000	173,991
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(c)	125,000	125,164
Series 2021-STOR, Class B, 0.98% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(c)	105,000	105,193
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	232,521
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	636,481
Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(i)	$672,643	$26,819
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	260,854	253,754
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	121,983	122,567
Motel Trust, Series 2021-MTL6, Class A, 1.00% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(c)	100,000	100,296
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.15% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	293,000	293,075
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.19% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(c)	250,000	250,562
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	217,204	223,388
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.08% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(c)	250,000	249,982
Series 2020-8RA, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	433,000	433,433
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.18% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	500,000	500,406
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	400,000	400,384
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	287,936	288,458
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	116,622
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	398,500
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	364	349
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	4,427	4,267
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(h)	75,360	75,984
Santander Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.20%, 11/15/2023	122,373	122,985
Series 2018-1, Class D, 3.32%, 03/15/2024	61,588	62,112
Series 2018-2, Class D, 3.88%, 02/15/2024	134,875	136,644
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	200,386
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	168,508
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	$315,000	$317,728
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	116,732
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	213,493
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	120,000	120,634
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	120,000	120,674
Star Trust, Series 2021-SFR1, Class A, 0.69% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	792,432	792,727
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	82,607	83,422
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	253,117	253,839
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.42% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	250,000	250,909
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	328,667	332,921
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	271,000	271,666
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	308,658	303,702
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(i)	1,220,827	52,624
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(j)	167,430	169,653
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(j)	99,729	101,090
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	55,841	56,298
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	110,945	111,039
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	215,477	215,510
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	136,388	136,922
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(h)	26,701	27,124
Series 2005-AR14, Class 1A4, 2.87%, 12/25/2035(h)	63,820	65,161
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(h)	29,255	29,955
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	192,967	198,167
Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(i)	882,993	42,285
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	263,198
Principal Amount		Value

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	$150,000	$155,302
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	138,311
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	154,601
World Financial Network Credit Card Master Trust,
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	470,653
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	75,829
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	274,440
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	239,460
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	355,000	362,675
Total Asset-Backed Securities (Cost $28,205,727)		27,828,947
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.94%
Collateralized Mortgage Obligations–1.40%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(k)	44,465	4,788
7.00%, 06/25/2023 to 04/25/2032(k)	109,847	18,061
6.50%, 04/25/2029 to 02/25/2033(i)(k)	276,625	48,263
6.00%, 02/25/2033 to 03/25/2036(i)(k)	224,007	40,237
5.50%, 09/25/2033 to 06/25/2035(i)(k)	330,307	55,721
Fannie Mae REMICs,
IO, 5.50%, 04/25/2023 to 07/25/2046(k)	116,828	57,147
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(k)	109,899	19,257
3.00%, 11/25/2027(k)	76,848	4,297
7.01% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(c)(k)	43,658	7,217
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(c)(k)	61,467	11,625
7.16% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(k)	3,108	602
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(k)	14,806	2,799
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(c)(k)	5,793	1,190
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(k)	4,702	1,023
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(c)(k)	14,448	2,455
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(k)	516	110
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(c)(k)	$230,465	$50,186
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(k)	23,048	3,874
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(k)	88,127	20,143
7.00%, 04/25/2033(k)	2,656	495
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(k)	42,490	6,615
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(c)(k)	16,196	2,440
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(k)	29,641	4,407
3.50%, 08/25/2035(k)	254,639	31,865
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(c)(k)	87,626	15,598
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(k)	28,713	5,455
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(k)	62,998	12,987
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(c)(k)	443,489	79,217
6.50%, 06/25/2023 to 10/25/2031	93,574	103,865
4.00%, 08/25/2026 to 08/25/2047(k)	114,047	10,719
6.00%, 11/25/2028 to 12/25/2031	74,084	84,144
0.34% (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	804	806
24.25% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(c)	37,440	60,365
23.88% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	49,162	77,521
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	14,916	15,027
1.50%, 01/25/2040	4,485	4,484
PO, 0.00%, 09/25/2023(l)	9,080	8,984
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	4,534,118	36,327
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	2,751,124	35,927
Series K734, Class X1, IO, 0.79%, 02/25/2026(i)	2,036,495	51,726
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	2,043,634	80,932
Series K093, Class X1, IO, 1.09%, 05/25/2029(i)	1,687,835	108,391
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
1.50%, 07/15/2023	$9,342	$9,393
6.75%, 02/15/2024	2,016	2,115
6.50%, 02/15/2028 to 06/15/2032	301,063	339,553
8.00%, 03/15/2030	563	668
1.08% (1 mo. USD LIBOR + 1.00%), 02/15/2032(c)	618	632
3.50%, 05/15/2032	11,011	11,745
24.44% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	6,029	9,852
0.48% (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	1,029	1,039
4.00%, 04/15/2040 to 03/15/2045(k)	51,992	3,077
IO, 7.57% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(c)(k)	72,652	7,904
3.00%, 06/15/2027 to 05/15/2040(k)	267,336	16,150
2.50%, 05/15/2028(k)	52,463	2,767
8.62% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(k)	611	46
8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(c)(k)	966	161
6.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(k)	223,862	34,520
6.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(k)	27,629	4,071
6.64% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(k)	28,764	4,106
6.07% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(c)(k)	8,915	1,084
6.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(k)	5,452	1,151
5.92% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(c)(k)	4,407	695
5.99% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(k)	162,104	28,103
6.17% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(k)	38,132	6,384
6.02% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(k)	59,706	8,669
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(l)	9,358	9,083
IO, 3.00%, 12/15/2027(k)	112,564	6,814
3.27%, 12/15/2027(i)	29,242	1,530
7.00%, 09/01/2029(k)	2,154	359
7.50%, 12/15/2029(k)	41,519	7,414
6.00%, 12/15/2032(k)	25,422	3,837
		1,710,214
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.27%
9.00%, 08/01/2022 to 05/01/2025	$1,313	$1,411
6.00%, 10/01/2022 to 10/01/2029	81,782	92,468
6.50%, 07/01/2028 to 04/01/2034	55,320	62,493
7.00%, 10/01/2031 to 10/01/2037	46,684	51,997
5.00%, 12/01/2034	1,932	2,148
5.50%, 09/01/2039	97,364	113,431
		323,948
Federal National Mortgage Association (FNMA)–2.36%
5.00%, 02/01/2022 to 07/01/2022	62	65
7.00%, 01/01/2030 to 12/01/2032	7,584	8,724
8.50%, 07/01/2032	1,429	1,434
7.50%, 01/01/2033	1,561	1,787
6.50%, 01/01/2034	3,309	3,733
5.50%, 02/01/2035 to 05/01/2036	54,352	62,924
TBA, 2.00%, 10/01/2036(m)	2,720,000	2,801,494
		2,880,161
Government National Mortgage Association (GNMA)–3.69%
7.00%, 12/15/2023 to 03/15/2026	1,222	1,292
IO, 7.42% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(c)(k)	32,125	106
6.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(c)(k)	32,117	5,873
6.57% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(k)	208,757	31,833
4.50%, 09/16/2047(k)	150,570	22,377
6.12% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(k)	154,074	28,259
TBA, 2.50%, 10/01/2051(m)	4,265,000	4,403,113
		4,492,853
Uniform Mortgage-Backed Securities–11.22%
TBA, 2.00%, 10/01/2051(m)	13,630,000	13,667,802
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,117,501)		23,074,978
U.S. Treasury Securities–13.16%
U.S. Treasury Bonds–3.01%
1.75%, 08/15/2041	1,078,100	1,030,933
2.38%, 05/15/2051	2,473,300	2,640,248
		3,671,181
Principal Amount		Value
U.S. Treasury Notes–10.15%
0.13%, 08/31/2023	$1,806,000	$1,801,344
0.38%, 09/15/2024	2,079,000	2,070,229
0.75%, 08/31/2026	5,764,200	5,703,406
0.88%, 09/30/2026	293,000	291,443
1.13%, 08/31/2028	349,200	345,135
1.25%, 08/15/2031	2,204,100	2,150,892
		12,362,449
Total U.S. Treasury Securities (Cost $16,196,400)		16,033,630
Shares
Preferred Stocks–0.78%
Asset Management & Custody Banks–0.10%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(e)	106,000	116,600
Diversified Banks–0.43%
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	249,000	260,697
JPMorgan Chase & Co., 3.60%, Series I, Pfd.(c)	264,000	265,446
		526,143
Investment Banking & Brokerage–0.15%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	177,000	182,797
Other Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(e)	113,000	122,888
Total Preferred Stocks (Cost $908,032)		948,428
Principal Amount
Municipal Obligations–0.45%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$110,000	107,333
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	170,000	166,583
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	280,000	280,637
Total Municipal Obligations (Cost $560,000)		554,553

Agency Credit Risk Transfer Notes–0.40%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 11/25/2024(c)	70,175	71,642
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	140,705	147,285
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	$58,313	$59,791
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)	84,677	85,843
Series 2018-DNA2, Class M1, STACR®, 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)	42,214	42,262
Series 2018-DNA3, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)	165	165
Series 2018-HQA2, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)	27,110	27,131
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	59,848	60,258
Total Agency Credit Risk Transfer Notes (Cost $504,511)		494,377
Shares
Money Market Funds–17.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o)	7,548,552	7,548,552
Shares		Value
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(o)	5,428,968	$5,431,140
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)	8,626,917	8,626,917
Total Money Market Funds (Cost $21,606,592)		21,606,609
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-116.69% (Cost $142,591,992)		142,148,232
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.54%
Invesco Private Government Fund, 0.02%(n)(o)(p)	182,983	182,983
Invesco Private Prime Fund, 0.11%(n)(o)(p)	471,199	471,387
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $654,370)		654,370
TOTAL INVESTMENTS IN SECURITIES–117.23% (Cost $143,246,362)		142,802,602
OTHER ASSETS LESS LIABILITIES—(17.23)%		(20,993,363)
NET ASSETS–100.00%		$121,809,239
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $33,634,864, which represented 27.61% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(d)	All or a portion of this security was out on loan at September 30, 2021.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,781,057	$11,412,803	$(17,645,308)	$-	$-	$7,548,552	$2,119
Invesco Liquid Assets Portfolio, Institutional Class	9,839,218	8,152,002	(12,561,064)	2,176	(1,192)	5,431,140	1,105
Invesco Treasury Portfolio, Institutional Class	15,749,779	13,043,203	(20,166,065)	-	-	8,626,917	876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	440,581	(257,598)	-	-	182,983	8*
Invesco Private Prime Fund	-	1,027,983	(556,596)	-	-	471,387	107*
Total	$39,370,054	$34,076,572	$(51,186,631)	$2,176	$(1,192)	$22,260,979	$4,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	87	December-2021	$19,144,758	$(11,555)	$(11,555)
U.S. Treasury 5 Year Notes	87	December-2021	10,678,570	(59,763)	(59,763)
U.S. Treasury 10 Year Notes	28	December-2021	3,685,063	(34,137)	(34,137)
U.S. Treasury Ultra Bonds	31	December-2021	5,922,937	(171,469)	(171,469)
Subtotal—Long Futures Contracts				(276,924)	(276,924)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	54	December-2021	(7,843,500)	116,532	116,532
U.S. Treasury Long Bonds	37	December-2021	(5,891,094)	119,094	119,094
Subtotal—Short Futures Contracts				235,626	235,626
Total Futures Contracts				$(41,298)	$(41,298)

(a)	Futures contracts collateralized by $343,747 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$50,977,286	$629,424	$51,606,710
Asset-Backed Securities	—	27,828,947	—	27,828,947
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	23,074,978	—	23,074,978
U.S. Treasury Securities	—	16,033,630	—	16,033,630
Preferred Stocks	—	948,428	—	948,428
Municipal Obligations	—	554,553	—	554,553
Agency Credit Risk Transfer Notes	—	494,377	—	494,377
Money Market Funds	21,606,609	654,370	—	22,260,979
Total Investments in Securities	21,606,609	120,566,569	629,424	142,802,602
Other Investments - Assets*
Futures Contracts	235,626	—	—	235,626
Other Investments - Liabilities*
Futures Contracts	(276,924)	—	—	(276,924)
Total Other Investments	(41,298)	—	—	(41,298)
Total Investments	$21,565,311	$120,566,569	$629,424	$142,761,304

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Bond Fund